Earnings per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Earnings Per Share [Abstract]
Potential ordinary shares excluded from computation of diluted net income (loss) per share attributable to ordinary shareholders	0	251,037	165,275	519,576	2,084,658